Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's purchase commitments	Details of the Group’s commitments at 31 December 2018 are as follows:

Thousands of Euros
2019	179,766
2020	166,163
2021	149,318
2022	4,143
2023	1,067
More than 5 years	893